CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income (loss) [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2014	$ 235,117	$ 1,137,946	$ 60,704	$ 50,017	$ (376)	$ (25,350)	$ (1,244,007)	$ (9,072)		$ (9,418)	$ 195,561
BALANCE, SHARES at Dec. 31, 2014	58,120,000
Conversion of debentures and exercise of warrants into share capital	$ 79,443	126,989									206,432
Conversion of debentures and exercise of warrants into share capital, shares	20,904,000
Exercise of options	$ 6,261	1,730									$ 7,991
Exercise of options, shares	1,620,000										1,620,056
Capital notes converted into share capital	$ 5,751	6,400	(12,151)
Capital notes converted into share capital, shares	1,500,000
Employee stock-based compensation				8,192							8,192
Stock-based compensation related to the Facility Agreement with the Banks		480									480
Dividend paid to Panasonic										(1,570)	(1,570)
Other comprehensive income (loss):
Profit (loss)							(29,647)		$ (29,647)	520	(29,127)
Foreign currency translation adjustments						(1,196)			(1,196)	(1,289)	(2,485)
Change in employees plan assets and benefit obligations					176				176		176
Unrealized gain (loss) on derivatives					(64)				(64)		(64)
Comprehensive loss									(30,731)		(30,731)
BALANCE at Dec. 31, 2015	$ 326,572	1,273,545	48,553	58,209	(264)	(26,546)	(1,273,654)	(9,072)		(11,757)	385,586
BALANCE, SHARES at Dec. 31, 2015	82,144,000
Issuance of shares	$ 12,504	27,496									40,000
Issuance of shares, shares	3,297,000
Conversion of debentures and exercise of warrants into share capital	$ 12,069	10,223									22,292
Conversion of debentures and exercise of warrants into share capital, shares	3,080,000
Exercise of options	$ 14,412	3,192									$ 17,604
Exercise of options, shares	3,650,000										3,649,754
Capital notes converted into share capital	$ 3,500	3,789	(7,289)
Capital notes converted into share capital, shares	900,000
Employee stock-based compensation				9,406							9,406
Stock-based compensation related to the Facility Agreement with the Banks		480									480
Dividend paid to Panasonic										(2,563)	(2,563)
Accumulated amount due to adoption of ASU No. 2016-09, Compensation - Stock Compensation (Topic 718)				1,306			(1,306)
Other comprehensive income (loss):
Profit (loss)							203,924		203,924	5,242	209,166
Foreign currency translation adjustments						(737)			(737)	1,660	923
Change in employees plan assets and benefit obligations					(546)				(546)		(546)
Unrealized gain (loss) on derivatives					266				266		266
Comprehensive loss									202,907		202,907
BALANCE at Dec. 31, 2016	$ 369,057	1,318,725	41,264	68,921	(544)	(27,283)	(1,071,036)	(9,072)		(7,418)	682,614
BALANCE, SHARES at Dec. 31, 2016	93,071,000
Issuance of shares	$ 12,128	4,247									16,375
Issuance of shares, shares	2,914,000
Conversion of debentures and exercise of warrants into share capital
Conversion of debentures and exercise of warrants into share capital, shares
Exercise of options	$ 6,750	8,180									$ 14,930
Exercise of options, shares	1,629,000										1,611,489
Capital notes converted into share capital	$ 3,792	16,714	(20,506)
Capital notes converted into share capital, shares	930,000
Employee stock-based compensation				11,644							11,644
Stock-based compensation related to the Facility Agreement with the Banks
Dividend paid to Panasonic										(5,501)	(5,501)
Other comprehensive income (loss):
Profit (loss)							298,011		298,011	3,645	301,656
Foreign currency translation adjustments						2,761			2,761	2,920	5,681
Change in employees plan assets and benefit obligations					511				511		511
Unrealized gain (loss) on derivatives					1,796				1,796		1,796
Comprehensive loss									$ 303,079		303,079
BALANCE at Dec. 31, 2017	$ 391,727	$ 1,347,866	$ 20,758	$ 80,565	$ 1,763	$ (24,522)	$ (773,025)	$ (9,072)		$ (6,354)	$ 1,029,706
BALANCE, SHARES at Dec. 31, 2017	98,544,000
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2017 at Dec. 31, 2017	98,458,000